Summary Prospectus – April 29, 2024
JNL/Invesco Global Growth Fund
Class A
Class I
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at https://www.jackson.com/fund-literature.html. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 29, 2024, as amended, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is to seek capital appreciation.
Expenses.  This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.96%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/Invesco Global Growth Fund Class A
1 year	3 years	5 years	10 years
$98	$306	$531	$1,178

JNL/Invesco Global Growth Fund Class I
1 year	3 years	5 years	10 years
$67	$211	$368	$822

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.
Period
1/1/2023 - 12/31/2023	7%

Principal Investment Strategies. The Fund invests mainly in common stocks of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-capitalization companies.
The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. OTC markets are considered “foreign securities” for the purposes of the Fund's investment allocations.
Invesco Advisers, Inc. (“Sub-Adviser”) primarily looks for quality companies, regardless of domicile, that have sustainable growth. The Sub-Adviser's investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. The Sub-Adviser seeks to identify secular changes in the world and looks for pockets of durable change that the Sub-Adviser believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The Sub-Adviser does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the Sub-Adviser employs fundamental company analysis to select investments for the Fund's portfolio. The economic characteristics the Sub-Adviser seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the Sub-Adviser believes will enable the company to fund its own growth. These criteria may vary. The Sub-Adviser also considers how industry dynamics, market trends and general economic conditions may affect a company's earnings outlook.
The Sub-Adviser has a long-term investment horizon of typically three to five years. The Sub-Adviser also has a contrarian buy discipline; the Sub-Adviser buys common stocks of high-quality companies that fit the Sub-Adviser's investment criteria when the valuations, at the time of purchase, underestimate what the Sub-Adviser believes are their long-term earnings potential. For example, a company's stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to what the Sub-Adviser believes is an attractive investment opportunity. The Sub-Adviser monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
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Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

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Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

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European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities.  In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments. For example, in June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). The United Kingdom left the European Union on January 31, 2020 with an eleven-month transition period ending December 31, 2020, during which the United Kingdom and the European Union agreed to a Trade and Cooperation Agreement governing the future relationship between the United Kingdom and the European Union from January 1, 2021. On January 1, 2021, European Union laws ceased to apply in the United Kingdom. Many European Union laws were transposed into English law and these transposed laws continue to apply until such time that they are repealed, replaced or amended. The United Kingdom government has enacted legislation that will repeal, replace or otherwise make substantial amendments to the European Union laws that currently apply in the United Kingdom. It is impossible to predict the consequences of these amendments on the Fund and its investments. Brexit may also create uncertainty around trade within Europe, the possibility of capital outflows from the United Kingdom, devaluation of the pound sterling, the cost of higher corporate bond spreads, and the risk that all the above could negatively impact business and consumer spending as well as foreign direct investment.

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Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.  If the Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.

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Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

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Concentration risk – The Fund may concentrate its investments in certain securities.  To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

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Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.  In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

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Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks.  Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

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Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

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Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

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Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

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Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.   Depositary receipts involve many of the same risks as direct investments in foreign securities.  These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depositary receipts that are exchange traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

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Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Risks of preferred securities include (i) the ability of the issuer to defer or omit distributions for a stated period in its sole discretion, (ii) the potential for the security to lose value based on the credit worthiness of the issuer or its decision to defer distributions, (iii) the potential for the security to lose value in light of the increase in market interest rates (iv) the potential for the issuer to call (repay) the security or extend the term of the security, subject to the security’s terms and issuer’s discretion, which may impact the value of the security in light of prevailing market interest rates at that time, (v) the risk that the preferred securities may have a less liquid market than government securities or other equity securities issued by the issuer, and (vi) being subject to the decisions of voting shareholders of an issuer as preferred securities typically contain limited, or no, voting rights.

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Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

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Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

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Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

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Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31

Class A
Best Quarter (ended 6/30/2020): 26.07%; Worst Quarter (ended 3/31/2020): -21.78%

Annual Total Returns as of December 31

Class I
Best Quarter (ended 6/30/2020): 26.24%; Worst Quarter (ended 3/31/2020): -21.78%

Average Annual Total Returns as of 12/31/2023
	1 year	5 year	10 year
JNL/Invesco Global Growth Fund (Class A)	34.59%	12.11%	8.28%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.13%	11.69%	7.94%

Average Annual Total Returns as of 12/31/2023
	1 year	5 year	10 year
JNL/Invesco Global Growth Fund (Class I)	34.97%	12.44%	8.56%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.13%	11.69%	7.94%

Portfolio Management.
Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)
Sub-Adviser:
Invesco Advisers, Inc. ("Invesco")
Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
John Delano, CFA	April 2017	Portfolio Manager, Invesco

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.